INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Schedule of inventories

	12.31.2023	12.31.2022
Materials for resale	836,799	772,469
Materials for consumption	38,422	36,255
Other inventories	39,263	45,906
Gross inventories	914,484	854,630
Estimated losses from impairment or obsolescence	(91,670)	(64,906)
Net total	822,814	789,724